CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net revenues	$ 131,312	$ 93,895	$ 144,685	$ 80,402	$ 16,862
Costs and expenses:
Cost of net revenues	8,735	6,475	9,113	3,980	1,848
Product development	21,103	9,326	14,481	4,388	658
Sales and marketing	40,974	22,543	40,672	15,341	5,661
General and administrative	19,919	10,777	15,758	6,883	2,472
Amortization of purchased intangible assets	8,673	10,244	13,158	11,296	3,394
Other operating expenses	1,299	2,611	6,006	35
Total costs and expenses	100,703	61,976	99,188	41,923	14,033
Income from operations	30,609	31,919	45,497	38,479	2,829
Other income (expense):
Interest expense, net	(2,410)	(2,519)	(3,221)	(7,784)	(930)
Fair value change of common stock warrant				(2,103)
Fair value change of contingent consideration, net				0	1,994
Other income (expense), net	451	49	77	(129)	(16)
Income before income taxes	28,650	29,449	42,353	28,463	3,877
Provision for income taxes	(10,959)	(11,201)	(16,360)	(11,502)	(1,533)
Net income	17,691	18,248	25,993	16,961	2,344
Preferred stock dividends on participating preferred stock	(19,928)	(18,388)	(24,577)	(64,715)	(3,247)
Total undistributed earnings (loss)	(2,237)	(140)	1,416	(47,754)	(903)
Undistributed earnings allocated to participating preferred stock			(1,390)
Net income (loss) attributable to common stockholders	$ (2,237)	$ (140)	$ 26	$ (47,754)	$ (903)
Net income (loss) per share attributable to common stockholders:
Basic and diluted	$ (0.16)	$ (0.17)	$ 0.03	$ (64.19)	$ (1.27)
Weighted-average number of common shares used in computing net income (loss) per share:
Basic	13,703	821	841	744	709
Diluted	13,703	821	2,277	744	709